Document and Entity Information	0 Months Ended
Apr. 30, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2013
Registrant Name	Northern Lights Fund Trust
Central Index Key	0001314414
Amendment Flag	false
Document Creation Date	Feb. 15, 2013
Document Effective Date	Feb. 15, 2013
Prospectus Date	Feb. 15, 2013